Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,800,400
Previously Paid Amount	0.00
Total Fee Amount	6,048.84
Total Offset Amount	0.00
Net Fee	6,048.84
Narrative - Max Aggregate Offering Price	$ 43,800,400
Final Prospectus	true